UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            05/13/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $345,446
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



                                                FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF    CUSIP      VALUE   SHARES/  SH/ PUT/  INVSMT  OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000)  PRN AMT  PRN CALL DISCRETN  MGRS   SOLE   SHARED  NONE
------------------- ---------- ----------- --------- -------  --- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC        ORD        G90078109    838      30058   SH         SOLE           30058   0       0
-----------------------------------------------------------------------------------------------------------
AIRGATE PCS INC       COM NEW    009367301    611      40738   SH         SOLE           40738   0       0
-----------------------------------------------------------------------------------------------------------
BANK ONE CORP         COMMON     06423A103   8723     160000   SH         SOLE          160000   0       0
-----------------------------------------------------------------------------------------------------------
BANK ONE CORP         COMMON     06423A103   5588       1025   SH   CALL  SOLE            1025   0       0
-----------------------------------------------------------------------------------------------------------
BARNESANDNOBLE COM    CL A       067846105   3272    1080000   SH         SOLE         1080000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC       CL A       093679108   1313        750   SH   CALL  SOLE             750   0       0
-----------------------------------------------------------------------------------------------------------
CIMA LABS INC         COMMON     171796105    710        226   SH   CALL  SOLE             226   0       0
-----------------------------------------------------------------------------------------------------------
DISNEY WALT CO        COM DISNEY 254687106  11620     465000   SH         SOLE          465000   0       0
-----------------------------------------------------------------------------------------------------------
E M C CORP MASS       COMMON     268648102   1868     137250   SH         SOLE          137250   0       0
-----------------------------------------------------------------------------------------------------------
FIRSTFED AMER         COMMON     337929103   4986     178900   SH         SOLE          178900   0       0
 BANCORP INC
-----------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP COMMON     339030108  23572     525000   SH         SOLE          525000   0       0
-----------------------------------------------------------------------------------------------------------
FLORIDAFIRST BANCORP
 INC NEW              COMMON     343258109   3461     128277   SH         SOLE          128277   0       0
-----------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP  COMMON     395384100   8742     200000   SH         SOLE          200000   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP     COMMON     46612J101    101      24826   SH         SOLE           24826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON     COMMON     478160104  15485     305304   SH         SOLE          305304   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD         SP ADR PFD 652487802   2526      79647   SH         SOLE           79647   0       0
-----------------------------------------------------------------------------------------------------------
NORANDA INC           COMMON     655422103   2694     150000   SH         SOLE          150000   0       0
-----------------------------------------------------------------------------------------------------------
PFIZER INC            COMMON     717081103  17267     492625   SH         SOLE          492625   0       0
-----------------------------------------------------------------------------------------------------------
PLAINS RES INC        COM PAR    726540503    909      50000   SH         SOLE           50000   0       0
                       $0.10
-----------------------------------------------------------------------------------------------------------
REPUBLIC BANCSHARES   COMMON     759929102  14040     467500   SH         SOLE          467500   0       0
 INC
-----------------------------------------------------------------------------------------------------------
SPRINT CORP           PCS COM    852061506  18124    1970000   SH         SOLE         1970000   0       0
                       SER 1
-----------------------------------------------------------------------------------------------------------
SUMMIT AMER           COMMON     86600T109   1816     449526   SH         SOLE          449526   0       0
TELEVISION INC
-----------------------------------------------------------------------------------------------------------
SUNTERRA CORP         COM NEW    86787D208    535      39500   SH         SOLE           39500   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS    CL B       89420G406   6908     400000   SH         SOLE          400000   0       0
 CORP NEW
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW     COMMON     902124106   3260     113784   SH         SOLE          113784   0       0
-----------------------------------------------------------------------------------------------------------
US ONCOLOGY INC       COMMON     90338W103   2956       2000   SH   CALL  SOLE            2000   0       0
-----------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP COMMON     909205106   5196     211500   SH         SOLE          211500   0       0
-----------------------------------------------------------------------------------------------------------
UINIVISION            CL A       914906102   1871      56673   SH         SOLE           56673   0       0
 COMMUNICATIONS INC
-----------------------------------------------------------------------------------------------------------
VIACOM INC            CL A       925524100   8106     205000   SH         SOLE          205000   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC            CL B       925524308   3580      91299   SH         SOLE           91299   0       0
-----------------------------------------------------------------------------------------------------------
WAYPOINT FINL CORP    COMMON     946756103   2682     100000   SH         SOLE          100000   0       0
-----------------------------------------------------------------------------------------------------------
ALLEGIANT BANCORP
 INC                  COMMON     017476102   8801     298021   SH         SOLE          298021   0       0
-----------------------------------------------------------------------------------------------------------
APOGENT TECHNOLOGIES
 INC                  COMMON     03760A101  18408     600000   SH         SOLE          600000   0       0

-----------------------------------------------------------------------------------------------------------
AT & T WIRELESS       COMMON     00209A106  29942    2200000   SH         SOLE         2200000   0       0
 SVCS INC
-----------------------------------------------------------------------------------------------------------
AT & T WIRELESS       COMMON     00209A106  16638      12225   SH   PUT   SOLE           12225   0       0
 SVCS INC
-----------------------------------------------------------------------------------------------------------
AT & T WIRELESS       COMMON     00209A106   4287       3150   SH   PUT   SOLE            3150   0       0
 SVCS INC
-----------------------------------------------------------------------------------------------------------
EXTENDED STAY AMER    COMMON     30224P101   3487     180000   SH         SOLE          180000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
GUCCI GROUP N V       COM NY REG 401566104  16699     195279   SH         SOLE          195279   0       0
-----------------------------------------------------------------------------------------------------------
INVISION TECHNOLOGIES COMMON     461851107    994        200   SH   CALL  SOLE             200   0       0
 INC
-----------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS COMMON    41014S106  26214     600000   SH         SOLE          600000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
MERANT PLC            SPONSORED  587336108    795      46464   SH         SOLE           46464   0       0
                        ADR
-----------------------------------------------------------------------------------------------------------
PEOPLESOFT INC        COMMON     712713106   1572      85000   SH         SOLE           85000   0       0
-----------------------------------------------------------------------------------------------------------
PEOPLESOFT INC        COMMON     712713106   1109        600   SH   CALL  SOLE             600   0       0
-----------------------------------------------------------------------------------------------------------
PEOPLESOFT INC        COMMON     712713106   1572        850   SH   PUT   SOLE             850   0       0
-----------------------------------------------------------------------------------------------------------
PRICE COMMUNICATIONS  COM NEW    741437305   4844     308700   SH         SOLE          308700   0       0
 CORP
-----------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH      COMMON     94973H108  26724     235000   SH         SOLE          235000   0       0
 NETWORK NEW
-----------------------------------------------------------------------------------------------------------

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